Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of Operating Lease Commitments

Operating lease commitments

The Group leases arrangements mostly relate to buildings offices for its headquarters in Geneva, Switzerland and its subsidiary’s lease in Boston, Massachusetts, USA.

From January 1, 2019, the Group has applied IFRS 16 Leases, and recognized right-of-use assets for its leases, except for short-term and low-value leases, as indicated in note 2.3. Future lease liabilities payments and associated maturities are provided in note 3.2.

	As at December 31,
in USD ‘000	2019	2018
Within 1 year	—	705
Later than 1 year and no later than 5 years	—	2,369
Later than 5 years	—	—
Total	—	3,074